Equity - Summary of Treasury shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Treasury Shares [Line Items]
Repurchased under share repurchase programme (Shares)	10,900,000	9,100,000
Number of shares [Member] | Treasury shares [member]
Disclosure Of Treasury Shares [Line Items]
Beginning Balance (Shares)	7,500,000	3,700,000	5,100,000
Transferred to employee share trusts (Shares)	(500,000)	(700,000)	(1,400,000)
Repurchased under share repurchase programme (Shares)		4,500,000
Exchange adjustments (Share)	0
Ending Balance (Shares)	7,000,000	7,500,000	3,700,000
Nominal value [Member] | Treasury shares [member]
Disclosure Of Treasury Shares [Line Items]
Beginning Balance	$ 1.9	$ 1.0	$ 1.4
Transferred to employee share trusts	(0.1)	(0.2)	(0.4)
Repurchased under share repurchase programme		1.1
Exchange adjustments	0.1
Ending Balance	$ 1.9	$ 1.9	$ 1.0